UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:       312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      10/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Floating Rate Income Fund (JFR)
October 31, 2011

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 121.6% (86.8% of Total Investments) (4)
	Airlines – 1.8% (1.3% of Total Investments)
$3,000	Delta Air Lines, Inc. Revolving Loan, Delayed Draw, (7), (14)	0.750%	3/28/13	Ba2	$ (181,875)
10,294	United Air Lines Inc., Term Loan B	2.250%	2/01/14	BB-	9,998,360
13,294	Total Airlines				9,816,485
	Auto Components – 3.0% (2.1% of Total Investments)
520	Autoparts Holdings Limited, First Lien Term Loan	6.500%	7/29/17	B+	520,650
889	Autoparts Holdings Limited, Second Lien Term Loan	10.500%	1/29/18	B-	871,111
10,267	Federal Mogul Corporation, Term Loan A	2.178%	12/29/14	Ba3	9,734,808
5,670	Federal-Mogul Corporation, Term Loan B	2.178%	12/28/15	Ba3	5,375,908
17,346	Total Auto Components				16,502,477
	Automobiles – 0.8% (0.5% of Total Investments)
4,485	Chrysler Group LLC Term Loan	6.000%	5/24/17	BB	4,250,470
	Biotechnology – 2.4% (1.7% of Total Investments)
2,917	Alkermes Inc., First Lien Term Loan	6.750%	9/16/17	BB	2,909,375
1,333	Alkermes Inc., Second Lien Term Loan	9.500%	9/16/18	B	1,320,000
3,485	Carestream Health Inc, Term Loan B	5.000%	2/25/17	BB-	3,137,067
5,985	Grifols SA, Term Loan	6.000%	6/01/17	BB	6,011,184
13,720	Total Biotechnology				13,377,626
	Building Products – 1.7% (1.2% of Total Investments)
7,549	Goodman Global Holdings, Term Loan B	5.750%	10/28/16	B+	7,561,576
2,000	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	2,013,750
9,549	Total Building Products				9,575,326
	Capital Markets – 0.9% (0.6% of Total Investments)
1,398	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B+	1,409,638
587	BNY Convergex Group, Incremental Term Loan	5.250%	12/19/16	B+	591,490
2,918	Citco Group Term Loan	6.250%	6/29/18	BB-	2,837,451
4,903	Total Capital Markets				4,838,579
	Chemicals – 3.5% (2.5% of Total Investments)
2,750	Ashland Inc., Term Loan B	3.750%	8/23/18	Baa3	2,766,041
591	Hexion Specialty Chemicals, Inc., Term Loan C4	4.125%	5/05/15	Ba3	565,433
1,379	Hexion Specialty Chemicals, Term Loan C1	4.000%	5/05/15	Ba3	1,319,361
2,557	Ineos Group Holdings PLC, Term Loan C	8.000%	12/16/14	Ba3	2,630,822
2,541	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	Ba3	2,613,756
2,858	Styron Corporation, Term Loan B	6.000%	8/02/17	B+	2,627,942
7,342	Univar, Inc., Term Loan B	5.000%	6/30/17	B	7,194,677
20,018	Total Chemicals				19,718,032
	Commercial Banks – 0.7% (0.5% of Total Investments)
1,985	Fifth Third Processing Solutions LLC, Term Loan B	4.500%	11/03/16	BB-	1,978,822
1,995	SourceCorp First Lien Term Loan	6.625%	4/28/17	B+	1,695,750
3,980	Total Commercial Banks				3,674,572
	Commercial Services & Supplies – 1.1% (0.8% of Total Investments)
2,749	Ceridian Corporation, Term Loan, WI/DD	TBD	TBD	B1	2,517,995
2,411	KAR Auction Services Inc., Term Loan B	5.000%	5/19/17	BB-	2,411,438
98	ServiceMaster Company, Delayed Draw Term Loan	2.750%	7/24/14	B+	94,205
986	ServiceMaster Company, Term Loan B	2.760%	7/24/14	B+	945,978
6,244	Total Commercial Services & Supplies				5,969,616
	Communications Equipment – 3.3% (2.4% of Total Investments)
12,221	Avaya Inc., Term Loan	3.064%	10/27/14	B1	11,681,002
1,645	Avaya Inc., Term Loan B3	4.814%	10/26/17	B1	1,517,852
4,326	Intelsat Term Loan	5.250%	4/02/18	BB-	4,314,263
872	Telcordia Technologies Inc Term Loan	6.750%	4/30/16	B+	867,560
19,064	Total Communications Equipment				18,380,677
	Consumer Finance – 0.6% (0.5% of Total Investments)
912	Peach Holdings, Inc., Term Loan	8.750%	11/21/13	B3	818,762
3,000	Springleaf Finance Corporation, Term Loan	5.500%	5/10/17	B+	2,763,126
3,912	Total Consumer Finance				3,581,888
	Containers & Packaging – 0.7% (0.5% of Total Investments)
3,741	Sealed Air Corporation, Term Loan B	4.750%	10/03/18	Ba1	3,783,485
	Diversified Consumer Services – 2.9% (2.1% of Total Investments)
4,960	Advantage Sales and Marketing LLC, Term Loan	5.250%	12/18/17	B+	4,885,612
2,382	Brickman Group, Term Loan B	7.250%	10/14/16	B+	2,382,000
2,985	Laureate Education, Inc., Delayed Term Loan	5.250%	6/16/18	B1	2,802,169
7,144	Thomson Learning Center, Term Loan	2.500%	7/03/14	B+	6,163,668
17,471	Total Diversified Consumer Services				16,233,449
	Diversified Financial Services – 0.8% (0.6% of Total Investments)
1,689	FoxCo Acquisition LLC, Term Loan B	4.750%	7/14/15	B+	1,646,955
3,000	UPC Financing Partnership, Term Loan AB, WI/DD	TBD	TBD	Ba3	2,977,500
4,689	Total Diversified Financial Services				4,624,455
	Diversified Telecommunication Services – 2.1% (1.5% of Total Investments)
3,000	CCO Holdings LLC, Third Lien Term Loan	2.746%	3/06/14	BB+	2,921,250
6,800	Level 3 Financing, Inc., Term Loan	2.648%	3/13/14	Ba3	6,635,664
1,987	WideOpenWest LLC, Term Loan	2.745%	6/30/14	B1	1,901,124
11,787	Total Diversified Telecommunication Services				11,458,038
	Electric Utilities – 0.6% (0.5% of Total Investments)
4,781	Texas Competitive Electric Holdings Company LLC., Series B	3.760%	10/10/14	B2	3,604,037
	Electronic Equipment & Instruments – 1.0% (0.7% of Total Investments)
498	NDS Group PLC Finance Term Loan B	4.000%	3/12/18	Ba2	489,416
5,500	Smart Modular Technologies Term Loan B	8.250%	8/26/17	B+	5,005,000
5,998	Total Electronic Equipment & Instruments				5,494,416
	Energy Equipment & Services – 0.5% (0.4% of Total Investments)
2,956	Gibson Energy Inc., First Lien Term Loan	5.750%	6/15/18	BB-	2,962,944
	Food & Staples Retailing – 5.2% (3.7% of Total Investments)
13,000	Reynolds Group Term Loan A	6.500%	8/09/18	BB-	12,968,851
17,495	US Foodservice, Term Loan B	2.748%	7/03/14	B	16,283,314
30,495	Total Food & Staples Retailing				29,252,165
	Food Products – 2.3% (1.7% of Total Investments)
2,000	Great Atlantic & Pacific Tea Company Inc., DIP Term Loan	8.750%	6/14/12	BB-	2,010,000
4,957	Michael Foods Term Loan	4.250%	2/25/18	B+	4,920,240
3,960	Pierre Foods Inc., Term Loan	7.000%	9/30/16	B+	3,931,951
2,220	Pinnacle Foods Term Loan D	6.000%	4/02/14	Ba3	2,246,237
13,137	Total Food Products				13,108,428
	Health Care Equipment & Supplies – 2.0% (1.4% of Total Investments)
142	Fenwal Inc., Delayed Draw Term Loan	2.573%	2/28/14	B	132,299
829	Fenwal Inc., Term Loan	2.573%	2/28/14	B	771,576
10,000	Kinetic Concepts, Inc., Term Loan B	7.000%	10/20/18	Ba2	10,039,840
10,971	Total Health Care Equipment & Supplies				10,943,715
	Health Care Providers & Services – 11.6% (8.3% of Total Investments)
1,478	Ardent Health Services LLC, Term Loan	6.500%	9/15/15	B1	1,448,873
403	Community Health Systems, Inc., Term Loan B	2.569%	7/25/14	BB	391,506
7,832	Community Health Systems, Inc., Term Loan	2.569%	7/25/14	BB	7,617,551
2,793	Gentiva Term Loan B	4.750%	8/17/16	Ba3	2,506,722
13,815	Golden Gate National Senior Care LLC, Term Loan	5.000%	5/04/18	B+	12,628,804
2,808	HCA, Term Loan B	3.619%	3/31/17	BB	2,731,561
1,126	Healthspring Inc Term Loan	6.000%	10/21/16	BB-	1,120,047
5,985	Kindred Healthcare Inc., Term Loan	5.250%	6/01/18	Ba3	5,595,975
4,137	LifeCare Holdings Inc, Term Loan B	8.148%	2/01/16	Caa1	3,940,619
747	LifeCare Holdings New Term Loan	13.651%	2/01/16	Caa1	711,067
2,785	MultiPlan, Inc., Term Loan	4.750%	8/26/17	Ba3	2,703,094
5,224	National Mentor Inc., Series 144A	7.000%	2/09/17	B+	4,831,969
1,191	Renal Advantage Inc, Term Loan B	5.750%	12/17/16	Ba3	1,192,489
6,234	Select Medical Holdings Corporation, Term Loan B, DD1	5.500%	6/01/18	BB-	5,797,969
1,455	Skilled Healthcare Group Inc., Term Loan	5.250%	4/09/16	B+	1,370,323
2,179	Sun Healthcare Group, Inc., Term Loan	7.500%	10/18/16	Ba2	1,666,680
1,630	Universal Health Services Term Loan B	4.000%	11/15/16	BB+	1,622,013
6,879	Vanguard Health Systems Inc., Term Loan	5.000%	1/29/16	Ba2	6,838,482
68,701	Total Health Care Providers & Services				64,715,744
	Health Care Technology – 1.4% (1.0% of Total Investments)
7,667	Emdeon Business Services Loan, WI/DD	TBD	TBD	Ba3	7,726,566
	Hotels, Restaurants & Leisure – 6.9% (4.9% of Total Investments)
4,938	24 Hour Fitness Worldwide, Inc., Term Loan B	6.750%	4/22/16	Ba3	4,810,977
75	Buffets Term Loan	1.784%	4/22/15	Caa1	35,733
2,800	Caesars Octavius Term Loan B	9.250%	4/25/17	B	2,730,000
957	CCM Merger Inc., Term Loan B	7.000%	3/01/17	B+	953,138
1,500	Harrah’s Entertainment Inc., Term Loan B1	3.418%	1/28/15	B	1,328,840
3,000	Harrah’s Operating Company, Inc., Term Loan B2	3.358%	1/28/15	B	2,651,250
1,965	Harrah’s Operating Company, Term Loan B3	3.417%	1/28/15	B	1,739,054
4,355	Orbitz Worldwide, Inc., Term Loan	3.309%	7/25/14	B+	3,791,269
581	OSI Restaurant Partners, Inc., Term Loan	3.158%	6/14/13	B+	556,295
5,217	OSI Restaurant Partners, Inc., Term Loan	2.563%	6/14/14	B+	4,995,098
3,551	Reynolds Group Holdings Limited, Term Loan E	6.500%	2/09/18	BB	3,548,778
6,795	Seaworld Parks and Entertainment, Term Loan B	4.000%	8/17/17	BB+	6,760,955
4,300	Six Flags Inc Term Loan B	5.250%	6/30/16	BB	4,313,438
40,034	Total Hotels, Restaurants & Leisure				38,214,825
	Household Durables - 1.0% (0.8% of Total Investments)
5,840	Spectrum Brands, Inc., Term Loan	5.001%	6/17/16	B1	5,832,207
	Household Products – 1.9% (1.3% of Total Investments)
10,916	Visant Holding Corporation, Term Loan	5.250%	12/22/16	BB-	10,383,479
	Industrial Conglomerates – 1.4% (1.0% of Total Investments)
665	Eagle Parent Inc., First Lien Term Loan	5.000%	5/16/18	Ba3	652,115
1,840	Evertec Inc., Term Loan B	5.250%	9/30/16	BB-	1,830,320
2,027	Presidio Inc., Term Loan B	7.250%	3/31/17	Ba3	1,996,266
2,500	Sequa Corporation. Term Loan	3.622%	12/03/14	B1	2,414,062
986	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	933,260
8,018	Total Industrial Conglomerates				7,826,023
	Internet Software & Services – 3.0% (2.1% of Total Investments)
5,067	Go Daddy Group Inc, First Lien Term Loan, WI/DD	TBD	TBD	Ba3	5,069,833
752	Open Solutions Inc., Convertible Bonds	2.545%	1/23/14	BB-	649,344
2,940	Sabre, Inc., Term Loan	2.297%	9/30/14	B1	2,587,023
3,914	SkillSoft PLC Term Loan	6.500%	5/26/17	BB-	3,913,545
5,000	Web.Com, Term Loan, First Lien, WI/DD	TBD	TBD	Ba3	4,490,625
17,673	Total Internet Software & Services				16,710,370
	IT Services – 9.3% (6.7% of Total Investments)
5,000	Attachmate Corporation, First Lien Term Loan	6.500%	4/27/17	BB-	4,893,750
800	Attachmate Corporation, Second Lien Term Loan	9.500%	10/27/17	CCC+	764,000
8,996	First Data Corporation, Term Loan B-1	2.995%	9/24/14	B+	8,334,556
2,657	First Data Corporation, Term Loan B-1	4.245%	3/26/18	B+	2,308,987
511	First Data Corporation, Term Loan B-2	2.995%	9/24/14	B+	473,963
1,948	First Data Corporation, Term Loan B-2	2.995%	9/24/14	B+	1,805,478
7,989	Frac Tech INternational LLC, Term Loan B	6.250%	5/06/16	B+	7,959,069
5,048	Infor Global Payment-in-Kind Term Loan	8.260%	9/02/14	B-	2,868,832
1,650	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	6.496%	3/02/14	CCC+	1,361,250
1,835	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	6.000%	7/28/15	B+	1,737,287
3,510	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.000%	7/28/15	B+	3,375,920
2,850	Infor Global Solutions, Second Lien Term Loan B1	6.496%	3/02/14	CCC+	2,322,750
1,988	Infor Global Solutions, Term Loan B2	7.250%	7/28/15	B+	1,799,172
5,500	SRA International Inc., Term Loan B	6.500%	7/20/18	B1	5,227,294
2,535	SunGard Data Systems, Inc., Term Loan B	1.993%	2/28/14	BB	2,503,871
1,371	Syniverse Holdings Term Loan	5.250%	12/21/17	BB-	1,375,034
3,000	Virtu Financial LLC, First Lien Term Loan	7.500%	7/08/16	BBB-	2,962,500
57,188	Total IT Services				52,073,713
	Leisure Equipment & Products – 4.2% (3.0% of Total Investments)
6,983	Academy Limited, Term Loan	6.000%	8/03/18	B	6,936,775
14,278	Bombardier Recreational Products, Inc., Term Loan	2.899%	6/28/13	B2	13,885,183
2,646	Wembley PLC Term Loan B	8.500%	11/05/15	BB	2,623,060
23,907	Total Leisure Equipment & Products				23,445,018
	Media – 8.9% (6.4% of Total Investments)
7,000	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/16/18	Ba2	6,930,000
5,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	3/18/19	B2	4,925,000
1,230	Filmyard Productions, Term Loan	7.750%	6/22/16	Ba2	1,229,744
1,591	Gray Television, Inc., Term Loan B	3.740%	12/31/14	B	1,560,308
2,604	Idearc, Inc., Term Loan	11.000%	12/31/15	B-	1,178,274
2,254	Interactive Data Term Loan B	4.500%	2/11/18	Ba3	2,240,926
3,185	MediaCom Broadband Term Loan D1	5.500%	3/31/17	BB-	3,154,147
5,322	Spanish Broadcasting System, Inc., Term Loan B	2.000%	6/11/12	B-	4,789,659
2,888	Tribune Company, Term Loan B, (5)	0.000%	6/04/14	Ca	1,831,932
22,494	Univision Communications, Inc., Term Loan	4.496%	3/31/17	B+	20,450,388
4,729	Yell Group PLC, Term Loan	3.996%	7/31/14	N/R	1,401,934
58,297	Total Media				49,692,312
	Metals & Mining – 0.3% (0.2% of Total Investments)
1,690	Fairmount Minerals Limited, Term Loan B	5.250%	3/15/17	BB-	1,685,775
	Multiline Retail – 1.0% (0.7% of Total Investments)
1,995	Bass Pro Group, Term Loan B	5.250%	6/13/17	BB-	1,960,088
4,000	Neiman Marcus Group Inc., Term Loan	4.750%	5/16/18	BB-	3,892,500
5,995	Total Multiline Retail				5,852,588
	Oil, Gas & Consumable Fuels – 3.0% (2.1% of Total Investments)
953	Alon Term Loan	2.557%	8/05/13	B+	867,253
7,624	Alon Term Loan	2.549%	8/05/13	B+	6,937,896
1,272	Big West Oil LLC, Term Loan	7.000%	3/31/16	B+	1,287,829
1,820	Brand Energy & Infrastructure Services, Inc., Term Loan B	2.625%	2/07/14	B	1,474,187
2,895	CCS Income Trust, Term Loan	3.369%	11/14/14	B	2,643,257
3,435	Western Refining, Inc., Term Loan	7.500%	3/15/17	B	3,454,654
17,999	Total Oil, Gas & Consumable Fuels				16,665,076
	Paper & Forest Products – 1.6% (1.2% of Total Investments)
4,563	Newark Group DIP Term Loan	12.500%	3/31/14	N/R	4,677,513
4,687	Wilton Products, Term Loan	3.546%	8/01/14	N/R	4,391,280
9,250	Total Paper & Forest Products				9,068,793
	Personal Products – 0.6% (0.4% of Total Investments)
1,272	NBTY Inc, Term Loan B	4.250%	10/01/17	BB-	1,271,232
1,940	Revlon Consumer Products Corporation, Term Loan	4.750%	11/19/17	BB-	1,932,310
3,212	Total Personal Products				3,203,542
	Pharmaceuticals – 3.4% (2.4% of Total Investments)
1,985	BOC Edwards Term Loan B	5.500%	5/31/16	B+	1,864,246
2,779	Convatec Healthcare Term Loan B	5.750%	12/30/16	Ba3	2,716,472
5,625	Graceway Pharmaceuticals Inc, Second Lien Term Loan, (5)	0.000%	5/03/13	D	116,016
1,546	Graceway Pharmaceuticals Inc, Term Loan, (5)	7.000%	5/03/12	D	913,905
6,384	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	6,328,140
3,221	Warner Chilcott PLC, Term Loan B1	4.250%	3/17/18	BBB-	3,202,278
1,611	Warner Chilcott PLC, Term Loan B2	4.250%	3/17/18	BBB-	1,601,139
2,214	Warner Chilcott PLC, Term Loan B3	4.250%	3/17/18	BBB-	2,201,566
25,365	Total Pharmaceuticals				18,943,762
	Professional Services – 0.1% (0.0% of Total Investments)
629	Vertrue Inc., Term Loan	5.370%	8/16/14	B3	333,276
	Real Estate Investment Trust – 2.4% (1.7% of Total Investments)
8,881	Istar Financial Inc., Term Loan A2	5.000%	6/28/13	BB-	8,826,802
2,700	Walter Investment Management Corporation, Second Lien Term Loan	7.750%	6/30/16	B+	2,686,500
1,800	Walter Investment Management First Lien Term Loan	12.500%	12/30/16	B-	1,800,000
13,381	Total Real Estate Investment Trust				13,313,302
	Real Estate Management & Development – 3.7% (2.6% of Total Investments)
13,652	Capital Automotive LP, Term Loan B	5.000%	3/11/17	Ba3	13,481,380
3,545	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	3,545,312
4,131	Realogy Corporation, Delayed Term Loan	4.522%	10/10/16	B1	3,632,078
21,328	Total Real Estate Management & Development				20,658,770
	Road & Rail – 2.1% (1.5% of Total Investments)
643	Avis Budget Car Rental Term Loan	5.750%	4/19/14	Ba1	646,620
10,807	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	10,843,752
11,450	Total Road & Rail				11,490,372
	Semiconductors & Equipment – 2.8% (2.0% of Total Investments)
8,384	Freescale Semiconductor, Inc., Term Loan	4.489%	12/01/16	Ba3	8,090,927
5,965	NXP Term Loan	4.500%	3/04/17	B2	5,756,237
1,661	Spansion Inc., Term Loan	4.750%	2/09/15	BB+	1,632,390
16,010	Total Semiconductors & Equipment				15,479,554
	Software – 3.4% (2.4% of Total Investments)
8,500	Blackboard Inc., First Lien Term Loan	7.500%	9/23/18	B+	8,221,625
4,631	IPC Systems, Inc., Term Loan, First Lien	2.619%	6/02/14	B1	4,226,138
7,500	IPC Systems, Inc., Term Loan, Second Lien	5.619%	6/01/15	CCC	6,412,500
20,631	Total Software				18,860,263
	Specialty Retail – 6.2% (4.4% of Total Investments)
9,381	Burlington Coat Factory Warehouse Corporation, Term Loan	6.250%	2/23/17	B-	9,196,974
825	Claires Stores, Term Loan	3.027%	5/29/14	B	732,445
2,990	J Crew Operating Corporation, Term Loan	4.750%	3/07/18	B1	2,812,831
4,726	Jo-Ann Stores Inc., Term Loan B	4.750%	3/16/18	B+	4,560,831
3,032	Michaels Stores, Inc., Term Loan	2.662%	10/31/13	B+	2,980,331
2,228	PetCo Animal Supplies Inc., Term Loan B	4.500%	11/24/17	B1	2,213,578
8,581	Toys “R” Us - Delaware Inc., Term Loan	6.000%	9/01/16	BB-	8,474,144
3,511	Toys “R” Us - Delaware Inc., Term Loan	5.250%	5/17/18	BB-	3,426,345
35,274	Total Specialty Retail				34,397,479
	Wireless Telecommunication Services – 3.5% (2.5% of Total Investments)
10,439	Asurion Corporation, Term Loan	5.500%	5/24/18	Ba3	10,334,417
11,460	Clear Channel Communications Inc., Term Loan B	3.896%	1/29/16	CCC+	9,084,139
21,899	Total Wireless Telecommunication Services				19,418,556
$724,895	Total Variable Rate Senior Loan Interests (cost $686,495,306)				677,142,245

Shares	Description (1)				Value
	Common Stocks – 2.2% (1.6% of Total Investments)
	Building Products – 1.5% (1.1% of Total Investments)
301,905	Masonite Worldwide Holdings, (8)				$ 8,151,435
	Hotels, Restaurants & Leisure – 0.0% (0.0% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (6), (8)				238,234
	Media – 0.7% (0.5% of Total Investments)
215,163	Metro-Goldwyn-Mayer, (6), (8)				3,765,352
	Total Common Stocks (cost $28,512,579)				12,155,021

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.3% (0.2% of Total Investments)
	Communications Equipment – 0.3% (0.2% of Total Investments)
$850	Nortel Networks Corp., (5), (13)	1.750%	4/15/12	N/R	$ 820,250
1,000	Nortel Networks Corp., (5)	2.125%	4/15/14	D	965,000
1,850	Total Communications Equipment				1,785,250
$1,850	Total Convertible Bonds (cost $1,563,750)				1,785,250

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 9.3% (6.6% of Total Investments)
	Communications Equipment – 1.0% (0.7% of Total Investments)
$3,500	Avaya Inc.	9.750%	11/01/15	CCC+	$ 3,097,500
2,000	Nortel Networks Limited, (5)	0.000%	7/15/13	N/R	2,055,000
650	Nortel Networks Limited, (5)	10.750%	7/15/16	N/R	716,625
6,150	Total Communications Equipment				5,869,125
	Diversified Telecommunication Services – 0.3% (0.2% of Total Investments)
750	IntelSat Bermuda Limited, 144A	11.500%	2/15/17	CCC+	750,000
750	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	750,000
1,500	Total Diversified Telecommunication Services				1,500,000
	Health Care Equipment & Supplies – 0.9% (0.7% of Total Investments)
2,450	Chiron Merger Sub Inc., 144A, WI/DD	10.500%	11/01/18	B	2,477,563
2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,625,000
4,950	Total Health Care Equipment & Supplies				5,102,563
	Health Care Providers & Services – 1.4% (1.0% of Total Investments)
2,000	Aurora Diagnostics Holdings LLC, 144A	10.750%	1/15/18	B3	2,000,000
3,750	HCA Inc., (13)	8.500%	4/15/19	BB	4,125,000
793	Select Medical Corporation	7.625%	2/01/15	CCC+	737,490
500	Select Medical Corporation	6.267%	9/15/15	CCC+	427,500
500	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	511,250
7,543	Total Health Care Providers & Services				7,801,240
	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)
1,000	Reynolds Group, 144A	9.875%	8/15/19	B-	1,000,000
	Household Products – 0.5% (0.4% of Total Investments)
2,750	Sprectum Brands Inc.	9.500%	6/15/18	B1	3,052,500
	IT Services – 1.1% (0.8% of Total Investments)
5,000	First Data Corporation, 144A	7.375%	6/15/19	B+	4,950,000
1,228	First Data Corporation	10.550%	9/24/15	B-	1,191,439
6,228	Total IT Services				6,141,439
	Media – 1.2% (0.9% of Total Investments)
3,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	2,370,000
2,250	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	1,642,500
3,700	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	1,813,000
860	Readers Digest Association	9.500%	2/15/17	B3	688,000
400	WM Finance Corporation, 144A	11.500%	10/01/18	B-	399,000
10,210	Total Media				6,912,500
	Oil, Gas & Consumable Fuels – 0.5% (0.3% of Total Investments)
2,500	Western Refining Inc., 144A	10.750%	6/15/14	B	2,637,500
	Paper & Forest Products – 0.3% (0.2% of Total Investments)
2,000	Verso Paper Holdings LLC	4.180%	8/01/14	B	1,480,000
	Pharmaceuticals – 0.7% (0.5% of Total Investments)
1,023	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	859,320
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB	1,980,000
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB	985,000
4,023	Total Pharmaceuticals				3,824,320
	Road & Rail – 0.7% (0.5% of Total Investments)
2,000	Avis Budget Car Rental	2.786%	5/15/14	B	1,870,000
2,000	Swift Services Holdings Inc.	10.000%	11/15/18	B-	2,070,000
4,000	Total Road & Rail				3,940,000
	Software – 0.3% (0.2% of Total Investments)
1,700	SoftBrands Inc/Atlantis, 144A	11.500%	7/15/18	B-	1,632,000
	Wireless Telecommunication Services – 0.2% (0.1% of Total Investments)
1,000	Sprint Nextel Corporation	8.375%	8/15/17	BB-	920,000
$55,554	Total Corporate Bonds (cost $51,087,627)				51,813,187

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities – 0.7% (0.5% of Total Investments)
$3,000	BlueMountain Collateralized Loan Obligations Limited, Securitized Senior Secured Loan Revolving Pool, Series 2011-1, 144A	6.201%	8/16/22	BB	$ 2,478,549
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A, WI/DD	1.000%	11/22/22	N/R	1,219,383
$4,500	Total Asset-Backed Securities (cost $3,929,235)				3,697,932

Shares	Description (1)				Value
	Investment Companies – 2.1% (1.5% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust Fund				$ 5,198,920
963,820	Eaton Vance Senior Income Trust				6,380,488
	Total Investment Companies (cost $11,947,776)				11,579,408

Shares	Description (1)				Value
	Warrants – 0.1% (0.1% of Total Investments)
178,451	Cumulus Media Inc.				$ 535,353
	Total Warrants (cost $513,939)				535,353

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 3.8% (2.7% of Total Investments)
$21,098	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/11, repurchase price $21,097,780, collateralized by $9,555,000 U.S. Treasury Notes, 2.125%, due 5/31/15, value $10,164,131 and $11,135,000 U.S. Treasury Notes, 1.250%, due 10/31/15, value $11,360,306	0.010%	11/01/11		$21,097,774
	Total Short-Term Investments (cost $21,097,774)				21,097,774
	Total Investments (cost $805,147,986) - 140.1%				779,806,170
	Borrowings - (35.5)% (9), (10)				(197,740,000)
	Other Assets Less Liabilities - (4.6)% (11)				(25,589,849)
	Net Assets Applicable to Common Shares - 100%				$ 556,476,321

Investments in Derivatives at October 31, 2011:

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive			Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date (12)	Date	(Depreciation)
Goldman Sachs	$49,435,000	Receive	1-Month USD-LIBOR	0.344%	Monthly	4/20/11	4/20/12	$(12,773)
Goldman Sachs	49,435,000	Receive	1-Month USD-LIBOR	1.300	Monthly	4/20/11	4/20/14	(1,016,611)
Morgan Stanley	49,435,000	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/11	4/20/16	(2,554,090)
								$(3,583,474)

* Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loan Interests	$—	$677,142,245	$—	$677,142,245
Common Stocks*	—	12,155,021	—	12,155,021
Convertible Bonds	—	1,785,250	—	1,785,250
Corporate Bonds	—	51,813,187	—	51,813,187
Asset-Backed Securities	—	3,697,932	—	3,697,932
Investment Companies	11,579,408	—	—	11,579,408
Warrants	—	535,353	—	535,353
Short-Term Investments	—	21,097,774	—	21,097,774
Derivatives:
Interest Rate Swaps**	—	(3,583,474)	—	(3,583,474)
Total	$11,579,408	$764,643,288	$—	$776,222,696

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Net unrealized appreciation on interest rate swaps*	$ –	Net unrealized depreciation on interest rate swaps*	$3,583,474

* Value represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments (excluding investments in derivatives) was $805,826,094.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2011, were as follows:
Gross unrealized:
Appreciation				$15,733,117
Depreciation				(41,753,041)
Net unrealized appreciation (depreciation) of investments				$(26,019,924)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(7)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at October 31, 2011.
(8)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(9)	Borrowings as a percentage of Total Investments is 25.4%.
(10)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(11)	Other Assets Less Liabilities includes the Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at October 31, 2011.
(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(13)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.
(14)	Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at October 31, 2011. At October 31, 2011, the Fund had unfunded Senior Loan commitments of $3,000,000.
N/R	Not rated.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.               The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date  December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date  December 30, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date  December 30, 2011